U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

August 30, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Series Portfolios Trust (the “Trust”)
    Securities Act Registration No: 333-206240
    Investment Company Act Registration No: 811-23084

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add Institutional Class shares as a new share class to the Palm Valley Capital Fund, is Post‑Effective Amendment No. 176 under the 1933 Act and Amendment No. 179 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing shall become effective 60 days after filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any additional questions or require further information, please contact the undersigned at (414) 516-1652.

Sincerely,

/s/ Adam W. Smith
Adam W. Smith
Secretary of Series Portfolios Trust

Enclosures